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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement

                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name: Jefferson-Pilot Corporation
Address: 100 North Greene Street
         Greensboro, NC  27401

Form 13F File Number: 001-05955
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Jefferson-Pilot Corporation

Name:  Robert A. Reed
Title: Vice President, Secretary and Corporate Counsel
Phone: 336-691-3000

Signature, Place, and Date of Signing:



/s/ Robert A. Reed          Greensboro       5/15/06
-------------------------   -------------  ------------
[Signature]                 [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:          2
                                        -----------

Form 13F Information Table Entry Total:     28
                                        -----------

Form 13F Information Table Value Total: $619,791,908
                                        ------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Name
---   --------------------------------------

1.    Jefferson-Pilot Life Insurance Company

2.    HARCO Capital Corp



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                                 (SEC USE ONLY)

              Name of Reporting Manager Jefferson-Pilot Corporation
                              As of March 31, 2006

                                                                                     Item 6                           Item 8
                                                                                   Investment                    Voting Authority
                                                                                   Discretion                        (Shares)
                                                                              ----------------------            ------------------
                                                                    Item 5         (b) Shared          Item 7
                               Item 2     Item 3       Item 4      Shares or       As Defined         Managers
Item 1                        Title of    Cusip     Fair Market    Principal  (a)   in Instr.  (c)       See     (a)    (b)    (c)
Name of Issuer                  Class     Number       Value        Amount    Sole   v Other  Shared  Instr. v  Sole  Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Ameren Corporation             Common   023608102     6,301,084      126,477             X                2      All
Atmos Energy Corp              Common   049560105     5,068,525      192,500             X                2      All
BB&T Corp                      Common   054937107    10,841,074      276,558             X                2      All
Bank of America Corp           Common   060505104   371,414,449    8,155,785             X                2      All
ChevronTexaco Corp             Common   166764100    12,753,400      220,000             X                2      All
Citigroup Inc                  Common   172967101     1,889,200       40,000             X                2      All
Consolidated Edison Inc        Common   209115104    19,357,500      445,000             X                2      All
Equity Residential Properties  Common   29476L107    22,566,817      482,300             X                2      All
Hawaiian Electric Industries   Common   419870100     2,170,400       80,000             X                2      All
Johnson & Johnson              Common   478160104     1,928,499       32,565             X                2      All
Keyspan Energy                 Common   49337W100    20,987,767      513,525             X                2      All
Keyspan Energy                 Common   49337W100     1,798,280       44,000             X                1      All
Lincoln National Corp          Common   534187109     2,729,500       50,000             X                2      All
Marathon Oil Corp              Common   565849106    15,234,000      200,000             X                2      All
National City Corp             Common   635405103     8,899,500      255,000             X                2      All
Northwest Natural Gas Co       Common   667655104    10,100,454      284,600             X                2      All
Nstar                          Common   67019E107     9,010,720      314,950             X                2      All
Peoples Energy                 Common   711030106     4,251,852      119,300             X                2      All
Pepsico Inc                    Common   713448108     2,575,816       44,572             X                2      All
Piedmont Natural Gas Co        Common   720186105     8,444,480      352,000             X                2      All
Progress Energy Inc            Common   743263105    15,393,000      350,000             X                2      All
Scana Corp (New)               Common   80589M102     9,849,515      251,007             X                2      All
Southern Company               Common   842587107    18,678,900      570,000             X                2      All
Regions Financial Corp         Common   7591EP100     7,034,000      200,000             X                2      All
U S Bancorp                    Common   902973304     9,912,500      325,000             X                2      All
Wachovia Corp                  Common   929903102     6,327,541      112,891             X                2      All
Weingarten Realty Investors    Common   948741103     8,957,135      219,807             X                2      All

                                                   -------------------------

Common Stock Total                                  614,475,908   14,257,837

National Australia Bank      Preferred  632525309     5,286,000      120,000             X                1      All

                                                   -------------------------

Preferred Stock Total                                $5,286,000      120,000

GRAND TOTAL                                        $619,761,908   14,377,837
